SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	12 Months Ended
Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION

Consolidated Balance Sheets

Inventories consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Raw materials	$9,753	$7,521
Work-in-process	2,953	5,160
Finished goods	1,660	1,861
Total inventories	$14,366	$14,542

Property and equipment, net consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Land and buildings	$2,854	$2,854
Leasehold improvements	14,032	13,530
Software	26,281	37,204
Equipment, furniture and other	54,880	65,206
Total cost	98,047	118,794
Less: accumulated depreciation and amortization	(67,208)	(81,199)
Total property and equipment, net	$30,839	$37,595

The amounts in the table above as of January 31, 2021 have been revised to decrease previously presented equipment, furniture and other, and increase previously presented software by $14.4 million, respectively. This reclassification did not affect total property and equipment, net on our consolidated balance sheet as of January 31, 2021.
Depreciation expense on property and equipment was $15.5 million, $16.9 million and $11.8 million in the years ended January 31, 2022, 2021, and 2020, respectively.

Prepaid expenses and other current assets consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Prepaid expenses	$22,653	$22,037
Deferred cost of revenue	3,096	4,570
Income tax receivables	5,464	1,379
Other	757	2,065
Total prepaid expenses and other current assets	$31,970	$30,051

Other assets consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Long-term restricted cash and time deposits	$2,488	$15,061
Capitalized software development costs, net	13,920	11,315
Deferred commissions	1,897	4,459
Long-term deferred cost of revenue	525	1,959
Long-term security deposits	716	1,393
Long-term contract assets, net	—	1,219
Other	6,183	6,670
Total other assets	$25,729	$42,076

Accrued expenses and other current liabilities consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Compensation and benefits	$51,527	$44,801
Distributor and agent commissions	14,877	12,422
Operating lease obligations - current portion	7,409	7,085
Income taxes	6,585	4,275
Contingent consideration - current portion	—	2,923
Taxes other than income taxes	2,962	2,559
Fair value of derivatives - current portion	801	678
Other	15,613	16,949
Total accrued expenses and other current liabilities	$99,774	$91,692

Other liabilities consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Unrecognized tax benefits, including interest and penalties	$8,604	$6,940
Obligations for severance compensation	2,145	2,054
Other	25	204
Total other liabilities	$10,774	$9,198
Consolidated Statements of Operations

Other income (expense), net consisted of the following for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Gains on investments, net	$729	$3,769	$—
Foreign currency (losses) gains, net	(3,140)	1,682	(728)
Gains (Losses) on derivative financial instruments, net	133	(95)	395
Other expense, net	(403)	(70)	(71)
Total other (expense) income, net	$(2,681)	$5,286	$(404)

Consolidated Statements of Cash Flows

The following table provides supplemental information regarding our consolidated cash flows for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Cash paid for interest	$470	$38	$23
Cash (refunds) payments of income taxes, net	$8,232	$1,260	$9,622
Non-cash investing and financing transactions:
Accrued cash dividends payable to parent	$—	$35,000	$—
Accrued but unpaid purchases of property and equipment	$1,166	$2,636	$3,399
Inventory transfers to property and equipment	$537	$894	$825
Liabilities for contingent consideration in business combinations	$—	$—	$7,023
Finance leases of property and equipment	$—	$—	$3,117
Leasehold improvements funded by lease incentives	$—	$—	$250